1. Operations	12 Months Ended
Dec. 31, 2018
Operations Abstract
Operations

1.a Corporate Structure

TIM Participações S.A. (“TIM Participações” and/or the “Company”) is a publicly-held corporation based in the city of Rio de Janeiro, State of Rio de Janeiro, and a subsidiary of TIM Brasil Serviços e Participações S.A. (“TIM Brasil”). TIM Brasil is a subsidiary of the Telecom Italia Group and held 66.58% of the capital of TIM Participações as at December 31, 2018, (66.58% as at December 31, 2017). The main purpose of the Company and its subsidiary (the “Group”) is to control companies providing telecommunications services, including personal mobile telecom services and others, in their licensed areas. The services provided by TIM Participações’ subsidiary are regulated by the Agência Nacional de Telecomunicações (“ANATEL”).

The Company’s shares are traded on B3 (formerly BM&F/Bovespa). Additionally, TIM Participações trades its Level II American Depositary Receipts ("ADRs") on the New York Stock Exchange ("NYSE") – USA. Accordingly, the Company is subject to the rules of the Brazilian Securities Commission (Comissão de Valores Mobiliários or “CVM”) and the U.S. Securities and Exchange Commission (“SEC”). In accordance with market best practice, TIM Participações adopts the practice of simultaneously releasing its financial information in Reais in both markets, in Portuguese and English.

Corporate Reorganization

On July 25, 2017, the meeting of the Board of Directors of the Company approved the corporate restructuring of the subsidiaries TIM Celular S.A. and Intelig Telecomunicações Ltda. (“Intelig”) through the takeover of TIM Celular by Intelig. On September 6, 2017, the corporate act transforming Intelig into a closely-held joint stock company was annotated, and its corporate name was changed to TIM S.A.. On September 30, 2018, the Company’s Management had obtained from third parties all approvals and consents required to perform the said restructuring. As a result, the Company’s Management proceeded with the merger on October 31, 2018, based on the net book assets of TIM Celular, in the amount of R$17,035,254, in accordance with the report issued by independent experts as at September 30, 2018. Also as a result of this corporate restructuring, the amount of R$952,368 relating to deferred income tax assets arising from tax losses and the negative base of TIM S.A. were recognized on September 30, 2018 (Note 10).

The changes in TIM Celular’s equity between the date of the report (September 30, 2018) and the merger (October 31, 2019) were transferred, absorbed and incorporated into the operating income of TIM S.A., as set forth in the protocol of the merger. As a result of the merger, all TIM Celular operations were transferred to TIM S.A., which succeeded it in all its assets, rights and liabilities, universally and for all purposes of the law.

Direct subsidiary – TIM S.A.

TIM S.A. (previously INTELIG TELECOMUNICAÇÕES LTDA. and successor by merger of TIM CELULAR S.A.)

The Company holds 100% of TIM S.A.’s capital. This subsidiary provides Landline Telephone Services (“STFC”) - Domestic Long-Distance and International Long-Distance Voice Services, Personal Mobile Service (“SMP”) and Multimedia Communication Services (“SCM”) in all Brazilian states and in the Federal District.